LONG-TERM DEBT - Sponsor PIK Note (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Debt Instrument [Line Items]
Non-cash interest expense	$ 1,258,266	$ 0	$ 2,182,221	$ 0
Unsecured borrowing | Sponsor PIK Note
Debt Instrument [Line Items]
Face amount					$ 10,471,648
Interest rate (as a percent)					12.00%
Non-cash interest expense	$ 981,039		$ 644,217	$ 0